PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Interest receivable from time deposits	$ 2,556,518
Prepaid rental expenses	2,260,000	1,451,388
Prepaid advertising expenses	1,751,146	638,143
Prepaid value-added tax	715,157
Housing loans made to employees	436,467	345,126
Staff advances	81,903	164,896
Others	928,933	897,779
Total prepaid expenses and other current assets	$ 8,730,124	$ 3,497,332